Basic and diluted loss per share(Table)	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
Basic loss per share is calculated as set forth below:

Year ended December 31	2017	2016	2015

Net loss	$(29,811)	$(19,619)	$(24,462)

Weighted average number of common shares for basic loss per share	33,192,480	25,255,413	18,198,840
Loss per share – basic	$(0.90)	$(0.78)	$(1.34)

Diluted loss per share is calculated as set forth below:

Year ended December 31	2017	2016	2015

Net loss	$(29,811)	$(19,619)	$(24,462)
Less: recovery of fair value of liability classified awards	(153)	(433)	-
Diluted loss available to common shareholders	$(29,964)	$(20,052)	$(24,462)
Weighted average number of common shares for basic loss per share	33,192,480	25,255,413	18,198,840
Plus: incremental shares from assumed exercise	35,444	62,783	-
Diluted weighted average number of common shares for diluted loss per share	33,227,924	25,318,196	18,198,840
Loss per share – diluted	$(0.90)	$(0.79)	$(1.34)